STOCK OPTIONS AND WARRANTS (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Under Option
Outstanding, beginning balance	2,693,237	1,857,877	278,750	93,750
Granted	986,422	1,171,984	1,604,127	225,000
Exercised	0	(42,387)	0	0
Expired/Forfeited	(312,530)	(294,237)	(25,000)	(40,000)
Outstanding, ending balance	3,367,129	2,693,237	1,857,877	278,750	93,750
Exercisable	1,151,221	1,099,043
Weighted Average Exercise Price
Outstanding, beginning balance	$ 8.12	$ 7.31	$ 23.10	$ 109.00
Granted	5.02	8.12	6.58	104.00
Exercised	0	0	0
Expired/Forfeited	8.01	2.88	125.00	92.00
Outstanding, ending balance	7.15	8.12	$ 7.31	$ 23.10	$ 109.00
Exercisable	$ 8.26	$ 8.38
Weighted Average Remaining Contractual Life
Outstanding	8 years 10 months 13 days	8 years 7 days	8 years 6 months	9 years 1 month 6 days	8 years 6 months
Granted	9 years 10 months 24 days
Expired/Forfeited	0 years
Exercisable	7 years 9 months 25 days	6 years 11 months 5 days
Aggregate Intrinsic Value
Outstanding, beginning balance	$ 2,347	$ 2,874	$ 1,176	$ 217
Expired/Forfeited	0
Outstanding, ending balance	185	2,347	$ 2,874	$ 1,176	$ 217
Exercisable	$ 24	$ 1,487